STATUTORY RESERVES AND RESTRICTED NET ASSETS (Tables) - Parent	12 Months Ended
Dec. 31, 2022
Schedule of Condensed balance sheets

Condensed balance sheets of the parent company

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands, except for
	share and per share data)
ASSETS
Current assets:
Cash and cash equivalents	55,235	12,818
Short-term investments	81,906	7,372,995
Amounts due from subsidiaries and VIEs	1,997,867	1,226,906
Prepayments, receivables and other assets	55,320	13,927
Non‑current assets:
Investment in subsidiaries	58,670,038	56,064,739
Net assets of the VIEs	3,619,026	3,716,231
Long-term investments, net	2,527,253	516,873
TOTAL ASSETS	67,006,645	68,924,489

LIABILITIES
Current liabilities
Accrued expenses and other current liabilities	32,669	4,129
TOTAL LIABILITIES	32,669	4,129

SHAREHOLDERS’ EQUITY
Ordinary shares (US$0.00002 par value; 25,000,000,000 ordinary shares authorized, comprising of 24,114,698,720 Class A ordinary shares, 885,301,280 Class B ordinary shares. 2,705,911,235 and 3,601,547,279 Class A ordinary shares issued and outstanding as of December 31, 2021 and 2022, respectively; 885,301,280 and 156,426,896 Class B ordinary shares issued and outstanding as of December 31, 2021 and 2022, respectively)	489	487
Treasury shares	—	(225,329)
Additional paid‑in capital	78,972,169	80,302,956
Accumulated other comprehensive loss	(2,639,723)	(412,721)
Accumulated deficit	(9,358,959)	(10,745,033)
Total shareholders’ equity	66,973,976	68,920,360
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	67,006,645	68,924,489

Schedule of Condensed statements of comprehensive income (loss)

Condensed statements of comprehensive income (loss)

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

	(in thousands)

Sales and marketing expenses	(96,023)	(10,227)	—
General and administrative expenses	(28,640)	(82,109)	(140,148)
Research and development expenses	(79,023)	(57)	—
Interest income, net	40,611	3,035	745
Share of income (loss) of subsidiaries	1,448,649	(696,144)	(1,436,950)
Income (loss) of the VIEs	614,240	(52,436)	97,036
Fair value changes through earnings on investments, net	144,361	183,991	4,770
Foreign currency exchange loss	(33,395)	(3,968)	(61,317)
Other income, net	766,812	133,786	149,790
Income (loss) before income tax expense	2,777,592	(524,129)	(1,386,074)
Income tax expense	—	—	—
Net income (loss)	2,777,592	(524,129)	(1,386,074)
Accretion on convertible redeemable preferred shares to redemption value	(1,755,228)	—	—
Income allocation to participating preferred shares	(301,898)	—	—
Net income (loss) attributable to KE Holdings Inc.’s ordinary shareholders	720,466	(524,129)	(1,386,074)

Net income (loss)	2,777,592	(524,129)	(1,386,074)
Other comprehensive income (loss)
Currency translation adjustments	(1,897,395)	(841,214)	2,602,071
Unrealized gains (losses) on available-for-sale investments, net of reclassification	—	35,578	(375,069)
Total comprehensive income (loss)	880,197	(1,329,765)	840,928
Accretion on convertible redeemable preferred shares to redemption value	(1,755,228)	—	—
Income allocation to participating preferred shares	(301,898)	—	—
Total comprehensive income (loss) attributable to KE Holdings Inc.’s ordinary shareholders	(1,176,929)	(1,329,765)	840,928

Schedule of Condensed statements of cash flows

Condensed statements of cash flows

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

	(in thousands)

Net cash used in operating activities	(72,175)	(10,302)	(58,875)
Net cash provided by (used in) investing activities	(42,674,498)	(3,183,233)	1,348,740
Net cash provided by (used in) financing activities	34,151,607	7	(1,319,793)
Effect of exchange rate changes on cash and cash equivalents	(668,623)	(12,822)	(12,489)
Net decrease in cash and cash equivalents	(9,263,689)	(3,206,350)	(42,417)
Cash and cash equivalents at beginning of the year	12,525,274	3,261,585	55,235
Cash and cash equivalents at end of the year	3,261,585	55,235	12,818